Schedule of Inventory, Current (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Raw materials	$ 818,275	$ 1,066,105	$ 766,556
Finished goods	227,038	991,907	235,464
Total inventory	$ 1,045,313	$ 2,058,012	$ 1,002,020